Property, plant and equipment (Narrative) (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) $ / lbs	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		$ 0	$ 322,249
Cash generating units [Member] | Arizona [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss			$ 322,249
Discount rate applied to cash flow projections	9.50%
Cash flow calculations utilized long-term copper price | $ / lbs	3.10
Cash flow calculations utilized molybdenum long-term prices | $ / lbs	11.00
Recoverable amount of asset or cash-generating unit	$ 615,368
Amount by which unit's recoverable amount exceeds its carrying amount	$ 242,106